Long-Term Prepaid Expenses	12 Months Ended
Dec. 31, 2020
Disclosure of long-term prepaid expenses [Abstract]
Long-Term Prepaid Expenses
Note 11 – Long-Term Prepaid Expenses

	As at December 31,
	2020	2019
	$ Thousands
Deferred expenses, net (1)	26,776	22,600
Contract costs	5,036	4,721
Others	12,837	2,864
	44,649	30,185

(1)	Relates to deferred expenses, net for OPC’s connection fees to the gas transmission network and the electricity grid.